The Group's Activities and Financial Statements	12 Months Ended
Dec. 31, 2018
THE GROUP'S ACTIVITIES AND FINANCIAL STATEMENTS
THE GROUP'S ACTIVITIES AND FINANCIAL STATEMENTS

1.    THE GROUP’S ACTIVITIES AND FINANCIAL STATEMENTS

Enel Generación Chile S.A (hereinafter the “Parent Company” or the “Company”) and its subsidiaries comprise the Enel Generación Chile Group (hereinafter the Enel Generación Chile or the “Group”).

Enel Generación Chile S.A. is a publicly traded corporation with a registered address and head office located at Avenida Santa Rosa, No. 76, in Santiago, Chile. The Company is registered in the securities register of  the Finantial Market Commission of Chile (“Comisión para el Mercado Financiero” or “CMF”, formerly Chilean Superintendence of Securities and Insurance, “Superintendencia de Valores y Seguros” or “SVS”) under number 114. In addition, the Company is registered with the Securities and Exchange Commission of the United States of America (hereinafter U.S. SEC). The Company’s shares have been listed on the New York Stock Exchange in the period between 1994 to December 31, 2018, date in which the Company requested before the SEC the delisting of the issued securities. As of this date, the American Depositary Shares issued by Enel Generación Chile ceased trading on the NYSE.

Enel Generación Chile S.A. is a subsidiary of Enel Chile S.A. (”Enel Chile”) a company which, in turn, is a subsidiary Enel S.p.A. (hereinafter “Enel”).

The Company was initially incorporated by a public deed dated December 1, 1943 under the name Empresa Nacional de Electricidad S.A. The Treasury Department’s Supreme Decree No. 97 of January 3, 1944 authorized the incorporation of the Company and approved its by-laws. The Company changed its name to Enel Generación Chile S.A. effective October 4, 2016, the date its by-laws were amended in connection with the corporate reorganization of the Group (see Note 5.2). For tax purposes, the Company operates under Chilean tax identification number 91.081.000‑6.

As of December 31, 2018 the Group had 767 employees. During the year ended December 31, 2018, the Group averaged a total of 795 employees (see Note 36).

The Company’s corporate purpose consists of generating, transporting, producing, and distributing electrical energy. The purpose also includes investing in financial assets, developing projects, carrying out activities in the energy industry and in other fields in which electrical energy is essential, and participating in public civil or hydraulic infrastructure concessions in which it may participate directly or through subsidiaries or associate companies in Chile or abroad.

1.1   Enel Group Proposed Corporate Reorganization

Enel Generación Chile’s Board of Directors at its Extraordinary Session held on September 1, 2017, unanimously resolved to initiate all work and steps necessary to analize the corporate reorganization proposed by our parent Enel Chile, in the terms applicable to Enel Generación Chile.

Enel Chile’s proposal consists of a corporate reorganization within Enel, which is intended to incorporate the renewable energy assets in Chile held through Enel Green Power Latin America S.A. (“EGPL”) with Enel Chile. EGPL is a subsidiary of Enel.

The proposal also implies that the merger is contingent on the success of a Public Tender Offer (“Tender Offer”) to be carried out by Enel Chile for all of the shares of its subsidiary Enel Generación Chile held by non-controlling interests.

The Reorganization involved two principal phases, each of which is conditional on the implementation of the other, as follows:

(i)    Public tender offer

Enel Chile presented a public tender offer (the “Tender Offer”) for all of the shares of its subsidiary Enel Generación Chile S.A. (“Enel Generación Chile”) held by non-controlling interests (equivalent to approximately 40% of the share capital). The Tender Offer consideration was paid in cash, subject to the condition that tendering Enel Generación Chile shareholders will have agreed to use a specified portion of the cash consideration to subscribe for shares or American Depositary Shares (“ADSs”) of Enel Chile (the “Share/ADS Subscription Condition”).

(ii)    Merger

Once the Tender Offer declared successful, EGPL merged into Enel Chile (the “Merger.”) which was subject to approval by Enel Chile shareholders and the unanimous written consent of the shareholders of EGPL. Consequently, the renewable assets held by EGPL was integrated into Enel Chile.

On December 20, 2017, the Extraordinary Shareholder’s Meeting of Enel Generación Chile, for fulfilling one of the conditions of success of the Tender Offer, approved the amendment of the company’s bylaws to eliminate the limitations and restrictions established in Section XII of Decree No. 3.500.

Finally, on March 25, 2018, the amendments to Enel Chile's by-laws were approved to reflect the agreements related to the merger, capital increase and expansion of Enel Chile's corporate purpose, among other provisions. The Tender Offer took place between February 16 and March 22, 2018; the preferred shares were subscribed between February 15 and March 16, 2018 to cover the capital increase; and the reorganization of renewable assets (including the Merger) was completed and became effective as of April 2, 2018 and resulted in an increase of Enel Chile's ownership in Enel Generación Chile from 59.98% to 93.55% and the merger of Enel Chile with EGPL effective as from this date.